Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2019		$ 70,192	$ 18,264	$ 44,439	$ 365	$ 63,638	$ 3,884	$ 67,522	$ 2,670		$ 800	$ 37	$ (55)	$ 650	$ (862)
Statement [Line Items]
Net income		2,326		2,262		2,262	25	2,287	39
Other comprehensive income (loss)		(1,163)				(1,086)		(1,086)	(77)		(941)	52	39	75	(311)
Total comprehensive income		1,163		2,262		1,176	25	1,201	(38)		(941)	52	39	75	(311)
Shares issued		32	38		(6)	32		32
Shares repurchased/redeemed		(268)	(54)	(214)		(268)		(268)
Dividends and distributions paid to equity holders		(1,147)		(1,092)		(1,092)	(25)	(1,117)	(30)
Share-based payments	[3]	3			3	3		3
Other		(114)		23		(4)		(4)	(110)	[4]			(27)
Ending Balance at Jan. 31, 2020		69,861	18,248	45,418	362	63,485	3,884	67,369	2,492		(141)	89	(43)	725	(1,173)
Beginning Balance at Oct. 31, 2020		70,503	18,239	46,345	360	62,819	5,308	68,127	2,376		(1,328)	330	(163)	639	(1,603)
Statement [Line Items]
Net income		2,398		2,265		2,265	43	2,308	90
Other comprehensive income (loss)		(667)				(660)		(660)	(7)		(1,030)	40	146	(182)	366
Total comprehensive income		1,731		2,265		1,605	43	1,648	83		(1,030)	40	146	(182)	366
Shares issued		50	58		(8)	50		50
Dividends and distributions paid to equity holders		(1,151)		(1,091)		(1,091)	(43)	(1,134)	(17)
Share-based payments	[3]	4			4	4		4
Ending Balance at Jan. 31, 2021		$ 71,137	$ 18,297	$ 47,519	$ 356	$ 63,387	$ 5,308	$ 68,695	$ 2,442		$ (2,358)	$ 370	$ (17)	$ 457	$ (1,237)

[1]	Includes undistributed retained earnings of $61 (January 31, 2020 – $61) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 13).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.